INVENTORY	9 Months Ended
Sep. 30, 2023
Disclosure Inventory Abstract
INVENTORY

3. INVENTORY

	September 30, 2023	December 31, 2022
	$	$
Finished goods	4,538	3,355
Work in progress - vehicles	7,312	4,785
Parts for resale	1,804	1,928
Total Inventory	13,654	10,068

As at September 30, 2023 and December 31, 2022, work in progress – vehicles consists of the cost of buses and trucks still being manufactured. Finished goods inventory consisted of the costs of assembled buses and trucks, as well as freight and other costs incurred directly by the Company in compiling inventory. All inventory is part of the general security agreement to secure the credit facility described in Note 5.

During the nine months ended September 30, 2023, the Company recognized $9,106 as the cost of inventory included as an expense in cost of sales (September 30, 2022: $12,438).